DISPOSAL OF TJBIO SHANGHAI - Summary of Reconciliation Amounts of Major Classes of Loss from Operations Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Discontinued Operations:
Gain from discontinued operations	$ 27,466
TJBio Shanghai [Member]
Discontinued Operations:
Research and development expenses	(12,013)
Administrative expenses	3,331
Interest income	132
Other income, net	1,664
Equity in loss of affiliate	(12)
Gain from discontinued operations	$ (6,898)	$ 6,900